NOTE 8: ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2018
Note 8 Assets Held For Sale
Disclosure of detailed information about Assets Held For Sale
	Facility Portland	Land Portland	Total
Cost
Balance, December 31, 2015	$–	$–	$–
Transfer from property and equipment	70,297	119,703	190,000
Balance, December 31, 2016	70,297	119,703	190,000
Expenditures	–	–	–
Balance, December 31, 2017	70,297	119,703	190,000
Impairment loss	(20,151)	(36,921)	(57,072)
Balance, December 31, 2018	$50,146	$82,782	$132,928

	Facility Portland	Land Portland	Total
Accumulated amortization
Balance, December 31, 2015	$(2,343)	$–	$(2,343)
Amortization	(2,613)	–	(2,613)
Balance, December 31, 2016	(4,956)	–	(4,956)
Amortization	–	–	–
Balance, December 31, 2017 and 2018	(4,956)	–	(4,956)

	Faculty Portland	Land Portland	Total
Carrying amount
Balance, December 31, 2016	$65,341	$119,703	$185,044
Balance, December 31, 2017	65,341	119,703	185,044
Balance, December 31, 2018	$45,190	$82,782	$127,972